CONSOLIDATED BALANCE SHEETS In Thousands, unless otherwise specified	Dec. 31, 2012 USD ($)		Dec. 31, 2012 CNY		Dec. 31, 2011 CNY	Dec. 31, 2012 Class A Ordinary Shares USD ($)	Dec. 31, 2012 Class A Ordinary Shares CNY	Dec. 31, 2011 Class A Ordinary Shares CNY	Dec. 31, 2012 Class B Ordinary Shares USD ($)	Dec. 31, 2012 Class B Ordinary Shares CNY	Dec. 31, 2011 Class B Ordinary Shares CNY
Current assets:
Cash and cash equivalents	$ 69,382	[1]	432,254	[1]	410,389
Restricted cash	30,781		191,766		4,578
Accounts receivable (net of allowance for doubtful accounts of RMB2,121 and RMB341 (US$55) as of December 31, 2011 and 2012, respectively)	47,089		293,369		147,624
Short-term investments	35,746		222,701		894,540
Prepaid expenses and other current assets	15,370		95,756		47,575
Deferred tax assets	1,378		8,585		4,872
Amounts due from related parties	3,006		18,726		41,643
Total current assets	202,752		1,263,157		1,551,221
Non-current assets:
Property and equipment, net	132,054		822,707		453,883
Intangible assets, net	48,781		303,909		159,439
Goodwill	47,622		296,688		217,436
Restricted cash	35,574		221,628
Deferred tax assets	1,803		11,231		12,773
Long-term investments	9,245		57,599		8,200
Total non-current assets	275,079		1,713,762		851,731
Total assets	477,831		2,976,919		2,402,952
Current liabilities:
Short-term bank borrowings (including short-term bank borrowings of the Consolidated VIE without recourse to 21Vianet Group, Inc. of RMB100,000 and RMB176,961 (US$28,404) as of December 31, 2011 and 2012, respectively)	28,404		176,961		100,000
Accounts payable (including accounts payable of the Consolidated VIE without recourse to 21Vianet Group, Inc. of RMB82,008 and RMB108,860 (US$17,473) as of December 31, 2011 and 2012, respectively)	17,587		109,571		82,131
Notes payable (including notes payable of the Consolidated VIE without recourse to 21Vianet Group, Inc. of RMB4,578 and nil as of December 31, 2011 and 2012, respectively)					4,578
Accrued expenses and other payables (including accrued expenses and other payables of the Consolidated VIE without recourse to 21Vianet Group, Inc. of RMB96,189 and RMB124,885 (US$20,045) as of December 31, 2011 and 2012, respectively)	26,890		167,498		124,326
Advances from customers (including advances from customers of the Consolidated VIE without recourse to 21Vianet Group, Inc. of RMB23,238 and RMB22,976 (US$3,688) as of December 31, 2011 and 2012, respectively)	3,688		22,976		23,238
Income taxes payable (including income taxes payable of the Consolidated VIE without recourse to 21Vianet Group, Inc. of RMB5,634 and RMB23,503 (US$3,772) as of December 31, 2011 and 2012, respectively)	3,773		23,506		5,634
Amounts due to related parties-current (including amounts due to related parties-current of the Consolidated VIE without recourse to 21Vianet Group, Inc. of RMB96,618 and RMB88,162 (US$14,151) as of December 31, 2011 and 2012, respectively)	16,860		105,037		96,618
Current portion of long term bank borrowings (including current portion of long term bank borrowings of the Consolidated VIE without recourse to 21Vianet Group, Inc. of nil and nil as of December 31, 2011 and 2012, respectively)	26,946		167,879
Current portion of capital lease obligations (including current portion of capital lease obligations of the Consolidated VIE without recourse to 21Vianet Group, Inc. of RMB26,012 and RMB36,719 (US$5,894) as of December 31, 2011 and 2012, respectively)	5,894		36,719		26,012
Total current liabilities	130,042		810,147		462,537
Non-current liabilities:
Amounts due to related parties-non-current (including amounts due to related parties-non-current of the Consolidated VIE without recourse to 21Vianet Group, Inc. of RMB124,493 and RMB50,715 (US$8,140) as of December 31, 2011 and 2012, respectively)	13,855		86,316		124,493
Long-term borrowings (including long-term borrowings of the Consolidated VIE without recourse to 21Vianet Group, Inc. of nil and nil as of December 31, 2011 and 2012, respectively)	10,112		63,000
Non-current portion of capital lease obligations (including non-current portion of capital lease obligations of the Consolidated VIE without recourse to 21Vianet Group, Inc. of RMB73,896 and RMB52,352 (US$8,403) as of December 31, 2011 and 2012, respectively)	8,403		52,352		73,896
Unrecognized tax benefits (including unrecognized tax benefits of the Consolidated VIE without recourse to 21Vianet Group, Inc. of RMB26,712 and RMB12,340 (US$1,981) as of December 31, 2011 and 2012, respectively)	1,981		12,340		26,801
Deferred tax liabilities (including deferred tax liabilities of the Consolidated VIE without recourse to 21Vianet Group, Inc. of RMB39,682 and RMB41,712 (US$6,695) as of December 31, 2011 and 2012, respectively)	7,169		44,666		39,682
Deferred government grants (including deferred government grants of the Consolidated VIE without recourse to 21Vianet Group, Inc. of RMB5,819 and RMB18,793 (US$3,016) as of December 31, 2011 and 2012, respectively)	3,016		18,793		5,819
Total non-current liabilities	44,536		277,467		270,691
Total liabilities	174,578		1,087,614		733,228
Commitments and contingencies
Shareholders' equity:
Ordinary shares						3	19	13	1	4	10
Additional paid-in capital	528,861		3,294,855		3,277,658
Accumulated other comprehensive loss	(9,208)		(57,367)		(54,779)
Statutory reserves	4,153		25,871		15,837
Accumulated deficit	(220,204)		(1,371,877)		(1,418,167)
Treasury stock	(3,323)		(20,702)		(168,018)
Total 21Vianet Group, Inc. shareholders' equity	300,283		1,870,803		1,652,554
Non-controlling interest	2,970		18,502		17,170
Total shareholders' equity	303,253		1,889,305		1,669,724
Total liabilities and shareholders' equity	$ 477,831		2,976,919		2,402,952

[1]	As of December 31, 2012, besides these cash and cash equivalents, the Company also holds fixed rate time deposits with maturities greater than three months of RMB222,701 (US$35,746).